Organization and business	12 Months Ended
Dec. 31, 2022
Organization And Business [Abstract]
Organization and business
1.
Organization and business

VectivBio Holding AG (the “Company”) is a Swiss stock corporation whose registered office is at Aeschenvorstadt 36, 4051 Basel, Switzerland. The Company was incorporated on May 22, 2019, in Switzerland. It is subject to provisions of the articles of association and to article 620 et seq. of the Swiss Code of Obligations, which describes the legal requirements for corporations (“Aktiengesellschaften”).

The Company, and its four wholly owned subsidiaries, VectivBio AG, Basel (Switzerland), VectivBio Comet AG, Basel (Switzerland), GlyPharma Therapeutic Inc., Montreal (Canada), and VectivBio Inc. (USA) (collectively, the “Group”), is a global biotechnology group committed to making a difference in the lives of patients living with serious rare conditions. On July 4, 2022, the Company merged a fifth wholly owned subsidiary, Comet Therapeutics, Inc., into VectivBio Comet AG. The Group’s mission is to use scientific innovation to target the biological root causes of serious rare conditions to achieve disease modification. The Group’s lead program, Apraglutide, is a next-generation glucagon-like peptide-2 (“GLP-2”) analog for the treatment of short bowel syndrome (“SBS”) and for the treatment of patients with gastrointestinal acute versus host disease (“aGvHD”). The Group's pipeline also includes a platform of first-in-class preclinical small molecule assets known as Comet for the treatment of rare inherited metabolic diseases (“IMDs”).

On April 9, 2021, VectivBio Holding AG closed its initial public offering of 8,625,000 ordinary shares, at a public offering price of USD 17.00 per share (“Group’s IPO”). The gross proceeds from the offering were USD 146.6 million. The Company’s ordinary shares began trading on the Nasdaq Global Market under the ticker symbol “VECT”.

Prior to July 1, 2019, the Company did not operate as an independent, standalone company, but rather as a part of a larger group of companies controlled by Therachon Holding AG, or THAG.

Significant changes in the current reporting period

The financial position and performance of the Group was particularly affected by the following events and transactions during the year ended December 31, 2022:

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On March 26, 2022, the Company entered into a note financing agreement (the “Original Loan”) with Kreos Capital VI (UK) Limited (“Kreos”). The Original Loan was structured to provide the EUR equivalent of up to USD 75.0 million in borrowing capacity, the master loan line (“MLL”) comprising two loan facilities of which EUR equivalent of USD 18.75 million was to be a convertible loan line, (the “Convertible Loan”). The remainder of the MLL, was a term loan of EUR equivalent of USD 56.25 million which was to be drawn down at the same time as the convertible loan line in three tranches. As additional consideration for the Original Loan, Kreos received a fee of USD 750 thousand, as well as a warrant to purchase 324,190 of the Company’s ordinary shares at a price per ordinary share equal to the volume weighted average price per share for the 30-day period ending three days prior to the signing of the Original Loan. The Company was to grant to Kreos an additional warrant to purchase ordinary shares with an aggregate value of up to a maximum of USD 1.0 million, with an exercise price per share equal to the volume weighted average price per share for the 30-day period ending three days prior to the date of the first drawdown of Loan B (Note 26.2). The warrants are exercisable for a period of seven years from the date of issuance. The Original Loan contained customary affirmative and negative covenants. The affirmative covenants included, among others, administrative and reporting requirements subject to certain exceptions and materiality thresholds. The negative covenants included, among others, limitations on the Company’s ability to, subject to certain exceptions, incur additional debt.
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On March 30, 2022, the Group entered into a partnering agreement (the “Agreement”) with Asahi Kasei Pharma Corporation (“AKP”). Under the Agreement, the Group has granted an exclusive license to AKP, with the right to sublicense in multiple tiers, to develop, commercialize and exploit products derived from the Group’s lead product candidate, Apraglutide, within the territory of Japan. The Group and AKP will form a joint steering committee to handle development and regulatory plans, and AKP’s activities under the agreement will be conducted in partnership with the Group. The Group retains all rights to Apraglutide not granted to AKP.
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On June 14, 2022, the Company entered into an Underwriting Agreement with SVB Securities LLC and Piper Sandler & Co., as representatives of the several underwriters named therein, pursuant to which the Company agreed to issue and sell, in an underwritten public offering, an aggregate of 5,715,000 ordinary shares with a nominal value of CHF 0.05 per share at a public offering price of USD 5.25 per share. In addition, the Company granted the underwriters an option for 30 days to purchase up to an additional 857,250 ordinary shares with a nominal value of CHF 0.05 per share at a public offering price of USD 5.25 per share. On June 17, 2022, the Company issued from authorized share capital and sold 5,715,000 ordinary shares with a nominal value of CHF 0.05 per share to the underwriters. On June 23, 2022, the Company issued from authorized share capital and sold additional 752,688 ordinary shares with a nominal value of CHF 0.05 per share to the underwriters pursuant to the partial exercise of the underwriters’ previously granted option to purchase additional ordinary shares. The aggregate gross proceeds of the public offering amounted to USD 34 million, before deducting underwriting discounts and commissions and other offering expenses.

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On June 14, 2022, the Company entered into a Subscription and Share Purchase Agreement (“Purchase Agreement”) with Forbion Growth Opportunities Fund II Coöperatief U.A., represented by Forbion Growth II Management B.V. (“Forbion”), pursuant to which Forbion agreed to purchase, and the Company agreed to sell an aggregate of 3,478,260 ordinary shares with a nominal value of CHF 0.05 per share at a price of USD 5.75 per share, for gross proceeds of USD 20 million, in a private placement. The 3,478,260 ordinary shares consisted of 425,252 ordinary shares issued from authorized share capital on June 23, 2022, and 3,053,008 treasury shares sold to Forbion on June 27, 2022.
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On October 12, 2022, the Company entered into an amendment to the Original Loan, the Amended Loan. The total amount of borrowings available under the Amended Loan remains unchanged from the EUR equivalent of up to USD 75.0 million in borrowing capacity that was provided under the MLL in the Original Loan. The MLL, as amended, is comprised of two loan facilities, of which the EUR equivalent of USD 18.75 million is a convertible loan line, or the Amended Convertible Loan, and the EUR equivalent of USD 56.25 million is a term loan line, or the Amended Term Loan, each of which may be drawn down in two tranches, A and B. Subject to certain conditions, the Amended Loan A will be available for drawdown until May 31, 2024, and the Amended Loan B will be available for drawdown until June 30, 2024. Contemporaneously with the execution of the Amended Loan, the Company delivered to Kreos drawdown requests under the Amended Loan A for an aggregate amount equal to the EUR equivalent of USD 10 million, or the First Compulsory Drawdown. The Company must deliver to Kreos further drawdown requests under Amended Loan A for an aggregate amount equal to the EUR equivalent of USD 10 million by September 30, 2023, or the Second Compulsory Drawdown. The Amended Loan also contains certain early repayment fees and granted Kreos the right to receive additional warrants on prepayment of borrowings.
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On October 13, 2022, the Company entered into an Underwriting Agreement with Jefferies LLC, SVB Securities LLC and Piper Sandler & Co., as representatives of the several underwriters named therein, pursuant to which the Company agreed to issue and sell, in an underwritten public offering, an aggregate of 16,700,000 ordinary shares with a nominal value of CHF 0.05 per share at a public offering price of USD 7.50 per share. On October 17, 2022, the Company issued from authorized share capital and sold 16,700,000 ordinary shares to the underwriters. The aggregate gross proceeds of the underwritten public offering amounted to USD 125 million, before deducting underwriting discounts and commissions and other offering expenses.

Known Trends, Events and Uncertainties

At the beginning of 2020, an outbreak of a novel strain of coronavirus, or COVID-19, emerged globally. This event significantly affected economic activity worldwide, but as of December 31, 2022, operations have not been significantly impacted by the COVID-19 pandemic.

The Group continues to monitor the impact COVID-19 may have on the clinical development of product candidates, including potential delays or modifications to ongoing and planned trials. Management cannot at this time predict the specific extent, duration or full impact that any future COVID-19 outbreak will have on the Group's financial condition and operations, including ongoing and planned clinical trials.

Additionally, the recent trends towards rising inflation may also materially adversely affect the Group's business and corresponding financial position and cashflows. Inflationary factors, such as increases in the cost of clinical trial materials and supplies, interest rates and overhead costs may adversely affect operating results. Rising interest rates also present a recent challenge impacting the U.S. economy and could make it more difficult to obtain traditional financing on acceptable terms, if at all, in the future. The general consensus among economists also suggests that a higher recession risk should be expected to continue over the next year, which, together with the foregoing, could result in further economic uncertainty and volatility in the capital markets in the near term, and could negatively affect the Group's operations. Furthermore, such economic conditions have produced downward pressure on share prices. Although management does not believe that inflation has had a material impact on the Group's financial position or results of operations to date, there may be increases in the near future (especially if inflation rates continue to rise) of operating costs, including labor costs and research and development costs, due to supply chain constraints, consequences associated with COVID-19 and the ongoing conflict between Russia and Ukraine, and employee availability and wage increases, which may result in additional stress on the Group's working capital resources.